BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT ESTIMATED USEFUL LIFE
Property and Equipment, net Categories	Estimated Useful Life
Tractors and trailers	15 Years
Containers	25 Years
Equipment	10 Years
Leasehold improvements	5 Years

Property and Equipment, net Categories	Estimated Useful Life
Tractors and trailers	15 Years
Containers	25 Years
Equipment	10 Years
Leasehold improvements	5 Years

SCHEDULE OF FINITE LONG-LIVED INTANGIBLE ASSETS ESTIMATED USEFUL LIFE

The Company amortizes these intangible assets on a straight-line basis over their estimated useful lives, as stated below:

Finite Long-lived Intangible Assets Categories	Estimated Useful Life
Customer Lists	10 Years
Intellectual Property	10 Years
Noncompete agreement	5 Years
Tradenames	10 Years

The Company amortizes these intangible assets on a straight-line basis over their estimated useful lives, as stated below:

Finite Long-lived Intangible Assets Categories	Estimated Useful Life
Customer Lists	10 Years
Intellectual Property	10 Years
Noncompete agreement	5 Years
Tradenames	10 Years

SCHEDULE OF SERIES B PREFERRED STOCK

The following table illustrates the activity of the Series B Preferred Stock during the six months ended June 30, 2024:

Balance as of December 31, 2023	-

Balance of March 31, 2024	-

Issuance of 422,200 Series B Preferred Stock due to Offering	1,568,895
Accretion of Series B issuances	3,955,916

Issuance of 5,000 Series B Preferred Stock	1,307,696
Accretion of Series B issuances	1,378

Issuance of 100,592 Series B Preferred Stock	65,000
Accretion of Series B issuances	1,082
Balance as of June 30, 2024	6,899,967

SUMMARY OF DISAGGREGATION OF REVENUE

The following is a summary of revenue disaggregated by type for the six and three months ended June 30, 2024 and 2023:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Product sales and product related services	$885,737	$184,175	$317,569	$184,139
Waste collection and disposal	3,531,196	2,777,397	2,343,614	1,643,106
Total revenue	$4,416,933	$2,961,572	$2,661,183	$1,827,245

The following is a summary of revenue disaggregated by type for the years ended December 31, 2023 and 2022:

	Years Ended
	December 31,
	2023	2022
Product sales and product related services	$1,396,127	$-
Waste collection and disposal	6,228,457	4,203,112
Total revenue	$7,624,584	$4,203,112

SCHEDULE OF CONCENTRATION RISK

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
Customer A	16%	42%	14%	34%
Customer B	10%	-*	-*	-*

* Represents amounts less than 10%

Concentration Risk from Accounts Receivable

A major customer is defined as a customer that represents 10% or greater of total accounts receivable, net. The Company does not believe that the risk associated with these customers or vendors will have an adverse effect on the business. The Company’s concentration of accounts receivable is as follows:

	As of June 30, 2024	As of December 31, 2023
Customer A	-*	-*
Customer B	11%	24%

* Represents amounts less than 10%

The Company maintains positive customer relationships and continually expands its customer base, mitigating the impact of any potential concentration risks that exist.

SCHEDULE OF EARNINGS PER SHARE ANTI DILUTIVE

	June 30, 2024	June 30, 2023
Series A Preferred Stock	139,790,000	-
Series B Preferred stock (1)	-	147,013,500
Series C Preferred Stock (2)	-	7,010,000
Restricted Stock Awards	-	5,005,000
Convertible Notes	-	127,031,864
Warrants	55,922,119	108,734
Total common stock equivalents	195,712,119	286,169,098

(1)	On January 10, 2024, the Company redomiciled and its pre-existing Series A class of Preferred Stock and Series B class of Preferred stock were eliminated (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and six months ended June 30, 2024 has been retrospectively restated to reflect these changes.

(2)	On January 10, 2024, the Company redomiciled and exchanged all outstanding shares of its pre-existing Series C Preferred Stock for shares of a new class of Series A Preferred Stock (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and six months ended June 30, 2024 has been retrospectively restated to reflect this change.

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Series C preferred stock	63,090,000	-
Warrants	2,608,734	-
Total common stock equivalents	65,698,734	-